ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

1. ORGANIZATION AND BUSINESS BACKGROUND

SIMSON WELLNESS TECH. CORP. was incorporated on October 06, 2020 under the laws of the state of Nevada.

The Company, through its subsidiary, Simson Wellness Sdn. Bhd., engages in a digital platform for optical products which acts as a link between manufacturers and distributors to retailers. The optical products consist of frames, sunglasses, lenses, contact lenses, contact lens solutions and optical accessories.

On December 22, 2020, the Company acquired 100% of the equity interests in Simson Wellness Tech. Corp. (herein referred as the “Labuan Company”), a private limited company incorporated in Labuan, Malaysia.

On December 28, 2021, Simson Wellness Tech. Corp., the Labuan Company acquired 100% of the equity interests of Simson Wellness Sdn. Bhd. (the “Malaysia Company”), from Simson Wellness Tech Limited, a private limited company incorporated in Hong Kong.

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution

For purposes of consolidated financial statement presentation, Simson Wellness Tech. Corp. and its subsidiaries are hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

SIMSON WELLNESS TECH. CORP. was incorporated on October 06, 2020 under the laws of the state of Nevada.

The Company, through its subsidiary, Simson Wellness Sdn. Bhd., engages in a digital platform for optical products which acts as a link between manufacturers and distributors to retailers. The optical products consist of frames, sunglasses, lenses, contact lenses, contact lens solutions and optical accessories.

On December 22, 2020, the Company acquired 100% of the equity interests in Simson Wellness Tech. Corp. (herein referred as the “Labuan Company”), a private limited company incorporated in Labuan, Malaysia.

On December 28, 2021, Simson Wellness Tech. Corp., the Labuan Company acquired 100% of the equity interests of Simson Wellness Sdn. Bhd. (the “Malaysia Company”), from Simson Wellness Tech Limited, a private limited company incorporated in Hong Kong.

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution

For purposes of consolidated financial statement presentation, Simson Wellness Tech. Corp. and its subsidiaries are hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

SIMSON WELLNESS TECH. CORP. was incorporated on October 06, 2020 under the laws of the state of Nevada.

The Company, through its subsidiary, Simson Wellness Sdn. Bhd., engages in providing referral services to optical manufacturers and distributors to retail optical shop owners (“optical retailers”) throughout Malaysia via its optical retailer database system.

On December 22, 2020, the Company acquired 100% of the equity interests in Simson Wellness Tech. Corp. (herein referred as the “Labuan Company”), a private limited company incorporated in Labuan, Malaysia.

On December 28, 2021, Simson Wellness Tech. Corp., the Labuan Company acquired 100% of the equity interests of Simson Wellness Sdn. Bhd. (the “Malaysia Company”), from Simson Wellness Tech Limited, a private limited company incorporated in Hong Kong.

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Simson Wellness Tech. Corp.	Labuan, October 19, 2020	100 shares of ordinary share of US$ 1 each	Investment holding and Optical technology solution
2. Simson Wellness Sdn. Bhd.	Malaysia, September 17, 2020	100,000 shares of ordinary share of MYR 1 each	Referral service and Optical technology solution

For purposes of consolidated financial statement presentation, Simson Wellness Tech. Corp. and its subsidiaries are hereinafter referred to as the “Company”.